Document and Entity Information	Sep. 04, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 04, 2024
Entity Registrant Name	2U, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36376
Entity Tax Identification Number	26-2335939
Entity Address Address Line 1	2345 Crystal Drive
Entity Address Address Line 2	Suite 1100
Entity Address City Or Town	Arlington
Entity Address State Or Province	VA
Entity Address Postal Zip Code	22202
City Area Code	301
Local Phone Number	892-4350
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	TWOU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001459417
Amendment Flag	false